Average Annual Total Returns - StrategicAdvisersIncomeOpportunitiesFund-PRO - StrategicAdvisersIncomeOpportunitiesFund-PRO - Strategic Advisers Income Opportunities Fund	Apr. 29, 2024
Strategic Advisers Income Opportunities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	12.43%
Past 5 years	5.13%
Past 10 years	4.03%
Strategic Advisers Income Opportunities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.62%
Past 5 years	2.80%
Past 10 years	1.63%
Strategic Advisers Income Opportunities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.26%
Past 5 years	2.93%
Past 10 years	2.00%
ML038
Average Annual Return:
Past 1 year	13.47%
Past 5 years	5.19%
Past 10 years	4.51%